MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	$ 63,988	$ 34,114
Gross unrealized losses, less than one year
Gross unrealized gains, less than one year	696	240
Market Value, less than one year	64,684	34,354
Adjusted cost, over one year through three years	65,562	108,620
Gross unrealized losses, over one year through three years	(38)	(19)
Gross unrealized gains, over one through three years	1,312	1,188
Market Value, over one year through three years	66,836	109,789
Adjusted cost, greater than three years		2,829
Gross unrealized losses, greater than three years
Gross unrealized gains, greater than three years		78
Market value, greater than three years		2,907
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	31,024	18,193
Gross unrealized losses, less than one year
Gross unrealized gains, less than one year	390	96
Market Value, less than one year	31,414	18,289
Adjusted cost, over one year through three years	28,200	56,201
Gross unrealized losses, over one year through three years	(28)
Gross unrealized gains, over one through three years	569	721
Market Value, over one year through three years	28,741	56,922
Adjusted cost, greater than three years		1,062
Gross unrealized losses, greater than three years
Gross unrealized gains, greater than three years		19
Market value, greater than three years		1,081
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	32,964	15,921
Gross unrealized losses, less than one year
Gross unrealized gains, less than one year	306	144
Market Value, less than one year	33,270	16,065
Adjusted cost, over one year through three years	37,362	52,419
Gross unrealized losses, over one year through three years	(10)	(19)
Gross unrealized gains, over one through three years	743	467
Market Value, over one year through three years	38,095	52,867
Adjusted cost, greater than three years		1,767
Gross unrealized losses, greater than three years
Gross unrealized gains, greater than three years		59
Market value, greater than three years		$ 1,826